Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 37,178,393	$ 23,220,782
Insurance Contracts Liabilities	(723,224,667)	(249,901,470)
Reinsurance Contract Assets	59,124,372	67,655,158
Reinsurance Contracts Liabilities	0	(5,115,361)
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	37,178,393	23,220,782
Insurance Contracts Liabilities	(723,224,667)	(249,901,470)
Liabilities for remaining coverage	(441,316,786)	46,854,867
Liabilities for incurred claims	(244,729,488)	(273,535,555)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(320,439,859)	(4,339,450)
Liabilities for incurred claims	(240,290,047)	(269,393,039)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(61,355,962)	(205,644)
Liabilities for incurred claims	(4,439,441)	(4,142,516)
Insurance contracts | Loss component
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(1,473,416)	(1,007,592)
Insurance contracts | Contractual service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(111,203,132)	(3,020,038)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	53,155,583	55,427,591
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	20,417,994	10,214,497
Liabilities for incurred claims	(38,706,378)	(52,325,300)
Reinsurance Contract Assets	59,124,372	67,655,158
Reinsurance Contracts Liabilities	0	(5,115,361)
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(38,544,485)	(52,168,754)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(161,893)	(156,546)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 20,417,994	$ 10,214,497